SCHEDULE OF ACCOUNTS RECEIVABLE (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Credit Loss [Abstract]
Factoring receivables		¥ 28,090	¥ 28,149
Receivables from merchants under marketplace business		6,091	6,329
Receivables from the distribution sales		1,890	54,978
Receivables from other revenue		569	292
Receivables from sales channels on other platforms		59	490
Less: allowance for credit losses		(32,843)	(34,005)
Total accounts receivable, net	$ 551	¥ 3,856	¥ 56,233